Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) plan	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Defined benefit pension plans
Number of defined benefit plans | plan	5
Defined benefit liability (asset)	€ 794,646	€ 729,114
FMCH
Defined benefit pension plans
Company contribution to plan	1,004
Expected funding for next fiscal year	1,148
United States, France and Germany
Defined benefit pension plans
Defined benefit liability (asset)	749,376	685,164
United States, France and Germany | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	1,084,546	996,237	€ 976,467
United States
Defined benefit pension plans
Defined benefit liability (asset)	€ 82,823	74,364
United States | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 417,889	385,333
France
Defined benefit pension plans
Defined benefit liability (asset)	€ 17,283	17,700
France | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 6,459	5,581
France | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 10,928	12,223
Germany
Defined benefit pension plans
Defined benefit liability (asset)	€ 649,270	593,100
Germany | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 649,270	€ 593,100